SHARE BASED COMPENSATION - Ordinary shares issued to management (Details) - CNY (¥)			12 Months Ended
	Dec. 30, 2017	Nov. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		¥ 333,100	¥ 353,151,000	¥ 508,162,000	¥ 2,180,505,000
Unrecognized compensation cost			¥ 150,349,000	410,202,000	1,190,075,000
Weighted average period			3 years 2 months 19 days
General and administrative expenses
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation			¥ 353,151,000	¥ 508,162,000	¥ 2,180,505,000
Management
Summary of share based compensation recognized related to share options granted and ordinary shares
Shares approved	9,894,500
Share based compensation	¥ 812,299,000
Determined per share fair value (in RMB per share)	¥ 82.10